Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes
December 31,
2021
Domestic	$(31,959,650)
Foreign	-
Income before income taxes and NCI	$(31,959,650)

Schedule of Significant Components of Income Tax Expense (Benefit)

Significant components of income tax expense (benefit) were as follows:

December 31,
2021
Current income taxes:
Federal	$-
State	30,272
Foreign	-
Total current income taxes	$30,272
Deferred income taxes:
Federal	$-
State	-
Foreign	-
Total deferred income taxes	$-
Other tax expense (benefit)
Income tax expense (benefit)	$30,272

Schedule of Reconciliation of Income Taxes Computed at U.S. Federal Statutory Income Tax Rate

A reconciliation of income taxes computed at the U.S. federal statutory income tax rate of 21% to income tax (expense) benefit was as follows:

December 31,
2021
U.S. federal income taxes at statutory rate	$(6,711,527)
State and local income tax, net of federal benefit	$30,272
Permanent tax adjustments	$-
Pre-IPO Income	$3,677,549
Noncontrolling interest	$1,700,704
FMV of Warrant	$(53,088)
Remeasurement of TRA	$-
Change in valuation allowance	$1,386,362
Other	$-
Income tax expense (benefit)	$30,272

Schedule of Components of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that gave rise to significant components of deferred tax assets and liabilities consisted of the following at December 31, 2021:

December 31,
2021
Deferred Tax Assets
Investment in partnership	$6,877,827
Net Operating Loss	1,575,425
163(j)	160,527
Deferred Tax Assets	$8,613,779
Valuation Allowance	(8,613,779)
Net deferred tax asset	$-
Deferred Tax Liabilities
Other	(67,223)
Deferred Tax Liabilities	(67,223)
Net deferred tax asset/ (liability)	$(67,223)

Summary of Valuation Allowance
December 31,
2021
Beginning balance	$-
Charged to costs and expenses	1,386,362
Charged to equity	7,227,417
Ending balance	$8,613,779